SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Corporate income tax payable	$ 875,973	$ 1,536,225
Other tax payable	139,471	21,436
Total taxes payable	$ 1,015,444	$ 1,557,661